Revenue (Tables)	9 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of deferred revenue
Deferred Revenue
Balance as of June 30, 2021	$25,623
Additions	2,355
Revenue recognized	(13,271)
Balance as of March 31, 2022	$14,707
Deferred Revenue
Balance as of June 30, 2022	$10,769
Additions	2,060
Revenue recognized	(11,014)
Balance as of March 31, 2023	$1,815